Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Netting Adjustments and Items Not Offset in Consolidated Balance Sheet, Assets (Details) - USD ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Derivative assets
Gross Recognized Assets	$ 6,504	$ 7,852
Gross Amounts Offset on the Consolidated Balance Sheet	(3,666)	(5,427)
Net Amounts Presented on the Consolidated Balance Sheet	2,838	2,425
Gross Amounts Not Offset on the Consolidated Balance Sheet, Financial Instruments	(141)	(231)
Gross Amounts Not Offset on the Consolidated Balance Sheet, Collateral Received	(3)	(80)
Net Amount	2,694	2,114
Reverse repurchase agreements
Gross Recognized Assets	2,513	107
Net Amounts Presented on the Consolidated Balance Sheet	2,513	107
Gross Amounts Not Offset on the Consolidated Balance Sheet, Financial Instruments	(568)	(102)
Gross Amounts Not Offset on the Consolidated Balance Sheet, Collateral Received	(1,941)	(5)
Net Amount	4	0
Securities borrowed
Gross Recognized Assets	1,802	1,606
Net Amounts Presented on the Consolidated Balance Sheet	1,802	1,606
Gross Amounts Not Offset on the Consolidated Balance Sheet, Financial Instruments	(14)	0
Gross Amounts Not Offset on the Consolidated Balance Sheet, Collateral Received	(1,717)	(1,548)
Net Amount	71	58
Total
Gross Recognized Assets	10,819	9,565
Gross Amounts Offset on the Consolidated Balance Sheet	(3,666)	(5,427)
Net Amounts Presented on the Consolidated Balance Sheet	7,153	4,138
Gross Amounts Not Offset on the Consolidated Balance Sheet, Financial Instruments	(723)	(333)
Gross Amounts Not Offset on the Consolidated Balance Sheet, Collateral Received	(3,661)	(1,633)
Net Amount	2,769	2,172
Cash collateral netted against derivative assets	1,600	3,000
Derivative assets not subject to netting arrangements	$ 27	$ 20